Subsequent Events (Details Narrative) - Subsequent Events [Member]	Apr. 10, 2025 USD ($)
Statement [Line Items]
Amounts to be paid to the seller	$ 865,000
Additional amount to be paid	60,000
Business Acquisition, Consideration Transferred	975,000
Payment to the seller	$ 50,000
Business Acquisition, Description of Transaction	the Company signed an agreement to acquire 100% membership interest of West Olympia Pharmacy, PLLC (“West Olympia Pharmacy”)